UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

    (Address of principal executive offices)        (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE		VALUE
		Corporate Bonds (37.9%)
		Australia (1.1%)
		Energy
$	400	Lonestar Resources America, Inc. (a)	8.75%		04/15/19		$405,000

		Finance
	250	Goodman Funding Pty Ltd. (a)	6.375		04/15/21		291,630
	325	Macquarie Group Ltd. (a)	6.00		01/14/20		366,488

							658,118

		Industrials
	300	Transfield Services Ltd. (a)	8.375		05/15/20		310,125

		Total Australia					1,373,243

		Brazil (1.1%)
		Consumer, Non-Cyclical
	300	JBS Investments GmbH (a)(b)	7.75		10/28/20		323,250

		Finance
	450	Banco Daycoval SA (a)	5.75		03/19/19		470,250
	600	Banco do Brasil SA (a)(b)	9.00	(c)	(d	)	583,620

							1,053,870

		Total Brazil					1,377,120

		Canada (0.9%)
		Basic Materials
	200	Goldcorp, Inc.	3.70		03/15/23		196,933

		Consumer, Cyclical
	200	Air Canada (a)	6.75		10/01/19		214,250

		Energy
	250	Lightstream Resources Ltd. (a)(b)	8.625		02/01/20		260,000

		Finance
	250	Baytex Energy Corp. (a)	5.625		06/01/24		247,188

		Industrials
	281	Tervita Corp. (a)	8.00		11/15/18		290,835

		Total Canada					1,209,206

		Cayman Islands (0.1%)
		Finance
CNY	500	Shui On Land Ltd.	4.50		09/29/15		79,599

		Chile (0.6%)
		Communications
$	200	ENTEL Chile SA (a)	4.75		08/01/26		199,522
	200	ENTEL Chile SA (a)(b)	4.875		10/30/24		201,222

							400,744

		Finance
	400	Corpbanca SA (b)	3.125		01/15/18		401,086

		Total Chile					801,830

		China (1.0%)
		Communications
	210	SINA Corp. (a)	1.00		12/01/18		194,118

		Consumer, Non-Cyclical
HKD	2,000	Hengan International Group Co., Ltd.	0.00	(e)	06/27/18		268,063

		Finance
$	100	Billion Express Investments Ltd.	0.75		10/18/15		106,100

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

HKD	2,000		Tong Jie Ltd.	0.00	(e)	02/18/18		264,192

								370,292

			Technology
$	500		BCP Singapore VI Cayman Financing Co., Ltd. (a)	8.00		04/15/21		520,000
			Total China					1,352,473

			Denmark (0.0%) (f)
			Finance
DKK	(g	)	Nordea Kredit Realkreditaktieselskab, Series ANN	5.00		07/01/29		4
	76		Realkredit Danmark A/S	6.00		10/01/29		15,811

			Total Denmark					15,815

			France (1.1%)
			Communications
$	350		Numericable Group SA (a)	6.00		05/15/22		352,187

			Finance
EUR	200		AXA SA	5.25	(c)	04/16/40		301,518
$	200		BPCE SA (a)(b)	5.15		07/21/24		209,996

								511,514

			Utilities
EUR	400		Electricite de France	5.00	(c)	(d	)	575,792

			Total France					1,439,493

			Germany (3.0%)
			Consumer, Cyclical
	200		Volkswagen International Finance N.V.	4.625	(c)	(d	)	283,506

			Finance
	100		Aabar Investments PJSC	4.00		05/27/16		153,455
	800		Allianz Finance II BV	5.75	(c)	07/08/41		1,255,524
	400		Commerzbank AG	7.75		03/16/21		660,602
AUD	1,200		KFW, MTN	3.75		07/18/18		1,134,345
EUR	100		Muenchener Rueckversicherungs AG	6.25	(c)	05/26/42		163,854

								3,367,780

			Utilities
GBP	100		RWE AG	7.00	(c)	(d	)	182,822

			Total Germany					3,834,108

			India (0.5%)
			Basic Materials
$	200		Vedanta Resources PLC (a)	7.125		05/31/23		211,750

			Communications
EUR	175		Bharti Airtel International Netherlands BV	4.00		12/10/18		252,745
$	200		Bharti Airtel International Netherlands BV (a)	5.125		03/11/23		207,770

								460,515

			Total India					672,265

			Ireland (0.2%)
			Industrials
	200		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (a)	3.232	(c)	12/15/19		196,500

			Italy (1.4%)
			Communications
EUR	75		Telecom Italia Finance SA	7.75		01/24/33		130,957

			Energy
	200		Eni SpA, Series GALP	0.25		11/30/15		275,389

			Finance
	500		Assicurazioni Generali SpA	10.125	(c)	07/10/42		939,409

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

	$400	Intesa Sanpaolo SpA (a)	6.50		02/24/21		464,626

							1,404,035

		Total Italy					1,810,381

		Korea, Republic of (0.1%)
		Technology
	100	SK Hynix, Inc.	2.65		05/14/15		145,125

		Luxembourg (0.7%)
		Communications
EUR	450	Play Finance 2 SA	5.25		02/01/19		621,674

		Finance
	$300	Ardagh Finance Holdings SA (a)(b)(h)	8.625		06/15/19		303,750

		Total Luxembourg					925,424

		Mexico (0.2%)
		Utilities
	200	Fermaca Enterprises S de RL de CV (a)	6.375		03/30/38		209,000

		Netherlands (1.2%)
		Consumer, Cyclical
	400	Playa Resorts Holding BV (a)	8.00		08/15/20		424,000

		Finance
EUR	250	ABN AMRO Bank N.V.	6.375		04/27/21		410,431
	$350	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.95		11/09/22		353,403
	300	ING Bank N.V. (a)	5.80		09/25/23		335,352

							1,099,186

		Total Netherlands					1,523,186

		Norway (0.2%)
		Diversified
	200	Siem Industries, Inc., Series SUBC	1.00		09/12/19		195,750

		Portugal (0.4%)
		Utilities
	425	EDP Finance BV (a)	6.00		02/02/18		463,484

		Russia (0.2%)
		Energy
	100	Lukoil International Finance BV	2.625		06/16/15		100,250

		Industrials
	200	TMK OAO Via TMK Capital SA (a)	6.75		04/03/20		186,750

		Total Russia					287,000

		Singapore (0.4%)
		Consumer, Non-Cyclical
	200	Global A&T Electronics Ltd. (a)(b)	10.00		02/01/19		179,500
	200	Golden Agri-Resources Ltd.	2.50		10/04/17		198,500
	100	Olam International Ltd.	6.00		10/15/16		110,375

		Total Singapore					488,375

		Spain (0.6%)
		Communications
EUR	400	Telefonica Europe BV	5.875	(c)	(d	)	565,823

		Finance
	200	AG Spring Finance II Ltd.	9.50		06/01/19		243,171

		Total Spain					808,994

		Switzerland (0.6%)
		Finance
	150	Cloverie PLC for Zurich Insurance Co., Ltd.	7.50	(c)	07/24/39		248,514
	$300	Credit Suisse AG (a)	6.50		08/08/23		332,250
CHF	200	Swiss Life Holding AG, Series SLHN	0.00	(e)	12/02/20		248,165

		Total Switzerland					828,929

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

		Turkey (0.6%)
		Finance
$	300	Finansbank AS	5.50		05/11/16	310,800
	400	Turkiye Is Bankasi (a)	7.85		12/10/23	451,000

		Total Turkey				761,800

		United Kingdom (1.2%)
		Consumer, Non-Cyclical
GBP	150	Voyage Care Bondco PLC	6.50		08/01/18	263,691
		Finance
EUR	150	Barclays Bank PLC	6.00		01/14/21	239,928
	225	Lloyds Bank PLC	6.50		03/24/20	368,460
$	200	Standard Chartered PLC (a)	5.70		03/26/44	211,663

						820,051

		Industrials
	350	CEVA Group PLC (a)	4.00		05/01/18	327,250
		Utilities
GBP	100	NGG Finance PLC	5.625	(c)	06/18/73	176,782

		Total United Kingdom				1,587,774

		United States (20.5%)
		Basic Materials
$	250	American Gilsonite Co. (a)	11.50		09/01/17	273,125
	250	Coveris Holdings SA (a)	7.875		11/01/19	266,250
	250	Hecla Mining Co.	6.875		05/01/21	245,625
	300	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875		02/01/18	310,350
	300	Prince Mineral Holding Corp. (a)	12.00		12/15/19	337,687

						1,433,037

		Communications
	265	CCO Holdings LLC/CCO Holdings Capital Corp. (b)	6.50		04/30/21	276,594
	131	Ctrip.com International Ltd. (a)	1.25		10/15/18	143,854
	250	inVentiv Health, Inc. (a)(b)	9.00		01/15/18	264,375
	400	Midcontinent Communications & Midcontinent Finance Corp. (a)	6.25		08/01/21	411,000
	151	Priceline Group, Inc. (The) (b)	0.35		06/15/20	181,955
	118	Yahoo!, Inc. (a)(b)	0.00	(e)	12/01/18	119,549

						1,397,327

		Consumer, Cyclical
	400	Allied Specialty Vehicles, Inc. (a)	8.50		11/01/19	426,000
	400	CCM Merger, Inc. (a)	9.125		05/01/19	424,000
	325	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00		06/15/19	347,750
	475	CVS Pass-Through Trust (a)	4.163		08/10/36	482,125
	200	Exide Technologies (b)(i)(j)	8.625		02/01/18	106,000
	350	Gibson Brands, Inc. (a)	8.875		08/01/18	355,250
	300	Golden Nugget Escrow, Inc. (a)	8.50		12/01/21	312,375
	400	Guitar Center, Inc. (a)	6.50		04/15/19	381,000
	300	HD Supply, Inc. (b)	7.50		07/15/20	321,750
	52	Iconix Brand Group, Inc. (b)	2.50		06/01/16	74,490
	400	Logan’s Roadhouse, Inc. (b)	10.75		10/15/17	317,000
	200	MGM Resorts International (b)	7.75		03/15/22	230,500
	3,904	Resort at Summerlin LP, Series B (h)(i)(j)(k)(l)(m)	13.00		12/15/07	0
	345	Rite Aid Corp. (b)	6.75		06/15/21	360,525
	400	RSI Home Products, Inc. (a)	6.875		03/01/18	426,000
	375	Tesla Motors, Inc. (b)	0.25		03/01/19	354,609
	325	Toll Brothers Finance Corp.	0.50		09/15/32	331,703
	250	VWR Funding, Inc. (b)	7.25		09/15/17	265,000

						5,516,077

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

		Consumer, Non-Cyclical
	350	Acadia Healthcare Co., Inc. (a)	5.125		07/01/22	352,625
	345	Armored Autogroup, Inc. (b)	9.25		11/01/18	360,525
	400	Beverages & More, Inc. (a)	10.00		11/15/18	387,500
	100	BioMarin Pharmaceutical, Inc. (b)	1.50		10/15/20	105,563
	200	BioScrip, Inc. (a)	8.875		02/15/21	204,750
	250	Cenveo Corp. (a)	6.00		08/01/19	243,125
	300	Harland Clarke Holdings Corp. (a)	9.75		08/01/18	322,500
	57	Jarden Corp.	1.875		09/15/18	75,596
	227	PHH Corp.	4.00		09/01/14	224,872
	325	Select Medical Corp. (b)	6.375		06/01/21	334,750

						2,611,806

		Energy
	150	American Energy-Permian Basin LLC/AEPB Finance Corp. (a)(b)	6.741	(c)	08/01/19	144,938
	150	American Energy-Permian Basin LLC/AEPB Finance Corp. (a)	7.125		11/01/20	144,938
	250	Denbury Resources, Inc.	5.50		05/01/22	245,937
	350	EXCO Resources, Inc.	7.50		09/15/18	343,875
	250	EXCO Resources, Inc.	8.50		04/15/22	251,875
	300	PetroQuest Energy, Inc.	10.00		09/01/17	313,500
	250	Rice Energy, Inc. (a)(b)	6.25		05/01/22	248,750
	250	Rosetta Resources, Inc.	5.875		06/01/24	255,312
	300	Triangle USA Petroleum Corp. (a)	6.75		07/15/22	301,125

						2,250,250

		Finance
	250	American Realty Capital Properties, Inc. (b)	3.00		08/01/18	255,469
	104	Annaly Capital Management, Inc. (b)	5.00		05/15/15	105,820
	233	Ares Capital Corp. (b)	4.375		01/15/19	243,485
	200	Bank of America Corp.	6.11		01/29/37	232,242
	350	Compiler Finance Sub, Inc. (a)	7.00		05/01/21	348,250
	250	DPL, Inc.	7.25		10/15/21	265,000
	225	Extra Space Storage LP (a)	2.375		07/01/33	237,375
	150	Genworth Holdings, Inc. (b)	7.20		02/15/21	181,542
	455	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	543,597
	250	Infinity Acquisition LLC/Infinity Acquisition Finance Corp. (a)(n)	7.25		08/01/22	251,250
	300	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	315,750
	400	KCG Holdings, Inc. (a)	8.25		06/15/18	423,000
	300	Kennedy-Wilson, Inc.	5.875		04/01/24	301,500
	275	Nuveen Investments, Inc. (a)	9.125		10/15/17	297,688
	200	ProLogis LP (b)	3.25		03/15/15	223,000
	225	Prospect Capital Corp.	6.25		12/15/15	240,328
	395	Prudential Financial, Inc.	5.625	(c)	06/15/43	424,625
	325	Voya Financial, Inc.	5.65	(c)	05/15/53	332,312

						5,222,233

		Industrials
	300	BC Mountain LLC/BC Mountain Finance, Inc. (a)(b)	7.00		02/01/21	289,500
	250	Cequel Communications Holdings I LLC/Cequel Capital Corp. (a)	6.375		09/15/20	258,750
	150	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125		07/15/20	150,750
	300	CPG Merger Sub LLC (a)(b)	8.00		10/01/21	311,250
	350	Florida East Coast Holdings Corp. (a)	6.75		05/01/19	363,125
EUR	200	GE Capital Trust II	5.50	(c)	09/15/67	290,070
$	116	General Cable Corp. (b)	4.50	(o)	11/15/29	106,140
	250	Iracore International Holdings, Inc. (a)	9.50		06/01/18	257,500
	300	Kemet Corp.	10.50		05/01/18	315,750
	300	Kratos Defense & Security Solutions, Inc. (a)(b)	7.00		05/15/19	311,250
	400	Marquette Transportation Co., LLC/Marquette Transportation Finance Corp.	10.875		01/15/17	424,000

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

	450	Michael Baker Holdings LLC/Micahel Baker Finance Corp. (a)(h)	8.875		04/15/19	452,250
	400	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125		02/15/19	411,000
	400	Nuverra Environmental Solutions, Inc. (b)	9.875		04/15/18	410,500
	250	SAExploration Holdings, Inc. (a)	10.00		07/15/19	250,313
	300	Sequa Corp. (a)(b)	7.00		12/15/17	291,750
	344	Tekni-Plex, Inc. (a)	9.75		06/01/19	377,540
	400	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. (a)	9.75		06/15/19	409,500
	250	Zachry Holdings, Inc. (a)	7.50		02/01/20	265,625

						5,946,563

		Technology
	150	Advanced Micro Devices, Inc. (a)(b)	6.75		03/01/19	154,125
	250	Advanced Micro Devices, Inc. (a)(b)	7.00		07/01/24	244,375
	162	First Data Corp.	11.75		08/15/21	189,945
	300	Infor US, Inc.	9.375		04/01/19	328,875
	112	Intel Corp. (b)	2.95		12/15/35	143,500
	123	Lam Research Corp. (b)	1.25		05/15/18	165,742
	41	Nuance Communications, Inc. (b)	2.75		11/01/31	41,000
	217	ON Semiconductor Corp., Series B (b)	2.625		12/15/26	247,380
	119	Salesforce.com, Inc. (b)	0.25		04/01/18	132,388
	125	SanDisk Corp. (a)(b)	0.50		10/15/20	146,016

						1,793,346

		Utilities
	250	AES Corp.	7.375		07/01/21	286,250

		Total United States				26,456,889

		Total Corporate Bonds (Cost $51,308,790)				48,843,763

		Sovereign (33.4%)
		Bermuda (0.4%)
	530	Bermuda Government International Bond (a)	4.854		02/06/24	553,850

		Brazil (1.8%)
BRL	5,500	Brazil Notas do Tesouro Nacional, Series F	10.00		01/01/17	2,353,787

		Canada (0.8%)
CAD	1,200	Canadian Government Bond	1.50		06/01/23	1,050,158

		Colombia (0.2%)
COP	650,000	Colombia Government International Bond	4.375		03/21/23	312,922

		Croatia (0.9%)
	$375	Croatia Government International Bond (a)	6.00		01/26/24	402,188
	725	Croatia Government International Bond	6.00		01/26/24	777,562

		Total Croatia				1,179,750

		Germany (2.3%)
EUR	630	Bundesrepublik Deutschland	4.25		07/04/39	1,207,685
	900	Bundesrepublik Deutschland	4.75		07/04/34	1,762,230

		Total Germany				2,969,915

		Greece (1.4%)
	1,175	Hellenic Republic Government Bond	2.00	(o)	02/24/25	1,232,935
	460	Hellenic Republic Government Bond (a)	3.375		07/17/17	613,974

		Total Greece				1,846,909

		Hungary (1.8%)
HUF	235,000	Hungary Government Bond	6.00		11/24/23	1,109,975
	$400	Hungary Government International Bond	5.375		03/25/24	424,000
	700	Hungary Government International Bond	5.75		11/22/23	764,750

		Total Hungary				2,298,725

		Indonesia (1.7%)
	1,200	Indonesia Government International Bond (a)	5.875		01/15/24	1,351,500
	400	Majapahit Holding BV	7.75		01/20/20	474,500

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

	352	Pertamina Persero PT (a)	4.875	05/03/22	354,640

		Total Indonesia			2,180,640

		Ireland (3.3%)
EUR	1,650	Ireland Government Bond	3.40	03/18/24	2,432,254
	1,150	Ireland Government Bond	3.90	03/20/23	1,770,688

		Total Ireland			4,202,942

		Italy (2.0%)
	900	Italy Buoni Poliennali Del Tesoro	5.00	09/01/40	1,444,210
	700	Italy Buoni Poliennali Del Tesoro	5.50	11/01/22	1,159,043

		Total Italy			2,603,253

		Kazakhstan (1.0%)
$	450	KazMunayGas National Co., JSC (a)	5.75	04/30/43	445,590
	340	KazMunayGas National Co., JSC (a)	6.375	04/09/21	386,393
	400	KazMunayGas National Co., JSC	6.375	04/09/21	454,580

		Total Kazakhstan			1,286,563

		Mexico (3.3%)
MXN	31,600	Mexican Bonos	7.50	06/03/27	2,681,666
$	1,000	Petroleos Mexicanos (b)	4.875	01/24/22	1,073,000
	450	Petroleos Mexicanos (a)	6.375	01/23/45	518,625

		Total Mexico			4,273,291

		New Zealand (1.5%)
NZD	1,500	New Zealand Government Bond	3.00	04/15/20	1,202,883
	780	New Zealand Government Bond	5.50	04/15/23	721,818

		Total New Zealand			1,924,701

		Poland (1.8%)
PLN	6,100	Poland Government Bond	5.75	10/25/21	2,266,841

		Portugal (2.7%)
EUR	700	Portugal Obrigacoes do Tesouro OT (a)	4.10	04/15/37	895,343
	1,700	Portugal Obrigacoes do Tesouro OT (a)	4.95	10/25/23	2,533,981

		Total Portugal			3,429,324

		South Africa (0.9%)
$	700	Eskom Holdings SOC Ltd. (a)	5.75	01/26/21	721,140
ZAR	5,200	South Africa Government Bond	7.75	02/28/23	475,552

		Total South Africa			1,196,692

		Spain (2.5%)
EUR	935	Spain Government Bond	4.20	01/31/37	1,371,642
	1,150	Spain Government Bond (a)	4.40	10/31/23	1,791,659

		Total Spain			3,163,301

		Sweden (1.4%)
SEK	12,200	Sweden Government Bond	1.50	11/13/23	1,758,896

		United Kingdom (1.0%)
GBP	100	HSS Financing PLC	6.75	08/01/19	176,216
	565	United Kingdom Gilt	4.25	09/07/39	1,114,914

		Total United Kingdom			1,291,130

		Venezuela (0.7%)
$	1,100	Petroleos de Venezuela SA	9.00	11/17/21	940,500

		Total Sovereign (Cost $41,559,816)			43,084,090

		Agency Fixed Rate Mortgages (0.2%)
		Federal Home Loan Mortgage Corporation, Gold Pools:
	2	................................	6.50	02/01/29–10/01/32	1,567
		Federal National Mortgage Association, Conventional Pools:
	98	................................	6.50	05/01/28–09/01/32	111,907
	9	................................	7.00	08/01/29–11/01/32	9,689
		Government National Mortgage Association, Various Pools:

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

22	................................	7.50		07/20/25	24,877
112	................................	8.00		01/15/22–05/15/30	119,965

	Total Agency Fixed Rate Mortgages (Cost $245,545)				268,005

	Asset-Backed Securities (0.9%)
430	EMC Mortgage Loan Trust (a)	1.155	(c)	11/25/30	362,434
353	GSAA Home Equity Trust	5.95	(c)	06/25/34	386,622
409	VOLT XXIV LLC (a)	3.25		11/25/53	410,689

	Total Asset-Backed Securities (Cost $1,111,295)				1,159,745

	Collateralized Mortgage Obligations - Agency Collateral Series (1.4%)
	Federal Home Loan Mortgage Corporation
4,575	................................	1.203	(c)	03/25/24	412,234
	IO REMIC
3,882	................................	1.788	(c)	02/15/38	284,921
	Federal National Mortgage Association, IO REMIC
6,662	................................	1.921	(c)	10/25/39	520,494
4,468	................................	3.279	(c)	03/25/44	305,178
1,718	................................	6.395	(c)	08/25/41	338,427

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,760,903)				1,861,254

	Commercial Mortgage-Backed Securities (4.8%)
	COMM Mortgage Trust
2,625	................................	1.31	(c)	07/15/47	219,184
139	(a)................................	4.74	(c)	07/15/47	132,120
473	(a)................................	4.757	(c)	12/10/23	462,473
335	(a)................................	4.796	(c)	08/10/46	326,933
	Commercial Mortgage Pass-Through Certificates
4,900	................................	0.913	(c)	02/10/47	254,244
513	(a)................................	3.653	(c)	06/11/27	515,041
335	(a)................................	4.612	(c)	02/10/47	325,429
133	FREMF Mortgage Trust (a)	4.636	(c)	06/25/47	137,618
	JP Morgan Chase Commercial Mortgage Securities Trust
6,539	................................	1.186	(c)	07/15/47	471,855
690	(a)................................	4.572	(c)	07/15/47	643,497
	JPMBB Commercial Mortgage Securities Trust
2,948	................................	1.288		08/15/47	241,667
405	(a)................................	4.679	(c)	04/15/47	382,795
335	(a)................................	4.816	(c)	08/15/47	312,991
270	LB-UBS Commercial Mortgage Trust	6.249	(c)	09/15/45	289,673
535	Wells Fargo Commercial Mortgage Trust (a)	3.938		08/15/50	468,383
	WF-RBS Commercial Mortgage Trust
303	(a)................................	3.986		05/15/47	267,792
250	(a)................................	4.139	(c)	05/15/45	234,243
541	(a)................................	4.984	(c)	09/15/46	535,922

	Total Commercial Mortgage-Backed Securities (Cost $6,089,478)				6,221,860

	Mortgages - Other (15.4%)
	Adjustable Rate Mortgage Trust
57	................................	0.412	(c)	01/25/36	48,447
1,095	................................	1.205	(c)	05/25/35	1,028,161
	Alternative Loan Trust
262	................................	5.50		11/25/35	246,005
72	................................	5.50		02/25/36	64,398
261	................................	6.00		04/25/36	223,343
222	................................	6.00		12/25/36	175,600
483	................................	6.00		07/25/37	452,540
	PAC
55	................................	5.50		02/25/36	49,495
597	................................	5.50		04/25/37	493,663
133	................................	6.00		04/25/36	118,423

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

307	American Home Mortgage Investment Trust (a)	6.10		01/25/37	193,709
	Banc of America Alternative Loan Trust
343	................................	0.805	(c)	07/25/46	233,598
533	................................	5.913	(c)	10/25/36	381,134
650	................................	6.226		10/25/36	473,564
170	Banc of America Funding Trust	6.00		07/25/37	136,150
421	BCAP LLC Trust	0.295	(c)	04/25/37	376,700
	Chase Mortgage Finance Trust
999	................................	6.00		10/25/36	894,939
355	................................	6.00		11/25/36	321,042
	ChaseFlex Trust
117	................................	0.352	(c)	09/25/36	95,540
79	................................	6.50		02/25/35	76,819
106	................................	6.50		02/25/37	82,265
397	Citigroup Mortgage Loan Trust	2.648	(c)	11/25/36	334,601
424	Commercial Mortgage Pass-Through Certificates (a)	4.906	(c)	04/10/47	411,589
	First Horizon Alternative Mortgage Securities Trust
105	................................	6.00		08/25/36	88,046
821	................................	6.25		08/25/36	691,650
238	GSMSC Pass-Through Trust (a)	7.50	(c)	09/25/36	198,282
	GSR Mortgage Loan Trust
68	................................	2.641	(c)	05/25/35	63,462
171	................................	2.738	(c)	10/25/35	156,976
	Impac CMB Trust
187	................................	0.89	(c)	04/25/35	144,416
235	................................	0.905	(c)	04/25/35	163,289
918	Impac Secured Assets Trust	0.325	(c)	08/25/36	713,158
497	IndyMac INDX Mortgage Loan Trust	4.88	(c)	12/25/35	415,849
	JP Morgan Alternative Loan Trust
97	................................	3.095	(c)	11/25/36	96,793
100	................................	6.00		12/25/35	93,030
526	................................	6.00		12/25/35	491,509
560	................................	6.00		08/25/36	540,237
	JP Morgan Mortgage Trust
949	................................	2.473	(c)	10/25/35	815,744
246	................................	2.645	(c)	05/25/36	229,261
	Lehman Mortgage Trust
93	................................	5.50		11/25/35	89,730
303	................................	5.50		02/25/36	304,721
275	................................	5.50		02/25/36	233,150
481	................................	6.50		09/25/37	423,230
198	Luminent Mortgage Trust	0.325	(c)	10/25/46	90,138
1,037	MASTR Adjustable Rate Mortgages Trust (a)	2.682	(c)	11/25/35	766,008
315	Opteum Mortgage Acceptance Corp. Trust	0.455	(c)	04/25/36	273,631
	RALI Trust
568	................................	0.335	(c)	12/25/36	427,844
562	................................	0.34	(c)	12/25/36	423,550
284	................................	0.655	(c)	03/25/35	215,569
258	................................	6.00		04/25/36	222,546
371	................................	6.00		08/25/36	300,060
488	................................	6.00		11/25/36	389,556
110	................................	6.00		01/25/37	90,427
	PAC
142	................................	6.00		04/25/36	122,153
269	Residential Asset Securitization Trust	0.655	(c)	04/25/36	181,724
381	STARM Mortgage Loan Trust	4.265	(c)	10/25/37	342,085
	Washington Mutual Mortgage Pass-Through Certificates Trust
852	................................	0.415	(c)	12/25/35	743,885
971	................................	0.878	(c)	04/25/47	749,334
684	................................	0.958	(c)	05/25/47	569,215
525	................................	2.377	(c)	10/25/36	485,319

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

545	Wells Fargo Mortgage Backed Securities Trust	2.614	09/25/36	520,215

	Total Mortgages — Other (Cost $18,434,677)			19,777,517

	U.S. Treasury Security (1.1%)
1,310	U.S. Treasury Bond (Cost $1,311,428)	3.50	02/15/39	1,372,225

	Variable Rate Senior Loan Interests (1.1%)
195	Aspect Software, Inc., Term B	7.25	08/07/14	195,359
700	Atkore international, Inc., 2nd Lien Term	7.75	09/30/14	699,125
375	Diamond Resorts Corp., Term Loan	5.50	09/30/14	376,406
100	Drillships Ocean Ventures, Inc., Term B	1.00	07/18/21	100,666
100	OSG Bulk Ships, Inc., Term Loan	1.00	07/22/19	100,667

	Total Variable Rate Senior Loan Interests (Cost $1,462,721)			1,472,223

NUMBER OF SHARES				VALUE
	Convertible Preferred Stocks (0.3%)
	Aerospace & Defense
2,550	United Technologies Corp. (Units) (b)(p)			151,266

	Electric Utilities
2,900	NextEra Energy, Inc.			174,638

	Total Convertible Preferred Stocks (Cost $295,268)			325,904

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (11.0%)
	U.S. Treasury Securities (0.2%)
	U.S. Treasury Bills
$ 35	(q)(r)	0.015%	08/21/14	35,000
211	(q)(r)	0.055	08/21/14	210,994

	Total U.S. Treasury Securities (Cost $245,994)			245,994

NUMBER OF SHARES (000)
	Securities held as Collateral on Loaned Securities (7.4%)
	Investment Company (6.1%)
7,907	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (s) (Cost $7,906,686)			7,906,686

PRINCIPAL AMOUNT (000)				VALUE
	Repurchase Agreements (1.3%)
$ 272	Barclays Capital, Inc. (0.06%, dated 07/31/14, due 08/01/14; proceeds $271,643; fully collateralized by a U.S. Government obligation; 0.88% due 01/31/18; valued at $277,077)			271,643
1,358	BNP Paribas Securities Corp. (0.09%, dated 07/31/14, due 08/01/14; proceeds $1,358,217; fully collateralized by a U.S. Government agency security; 4.50% due 01/01/41; valued at $1,385,378)			1,358,213

	Total Repurchase Agreements (Cost $1,629,856)			1,629,856

	Total Securities held as Collateral on Loaned Securities (Cost $9,536,542)			9,536,542

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (3.4%)
4,392	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (s) (Cost $4,391,902)		4,391,902

	Total Short-Term Investments (Cost $14,174,438)		14,174,438

	Total Investments (Cost $137,754,359) (t)(u)	107.5%	138,561,024
	Liabilities in Excess of Other Assets	(7.5)	(9,676,306)

	Net Assets	100.0%	$128,884,718

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
PJSC	Public Joint Stock Company.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at July 31, 2014 were $9,741,417 and $10,003,298 respectively. The Fund received cash collateral of $9,715,110 of which $9,536,542 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class as reported in the Portfolio of Investments. At July 31, 2014, there was uninvested cash collateral of $178,568, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $288,188 in the form of U.S. Government agency securities and obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2014.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2014.
(e)	Capital appreciation bond.
(f)	Amount is less than 0.05%.
(g)	Par is less than $500.
(h)	Payment-in-kind security.
(i)	Issuer in bankruptcy.
(j)	Non-income producing security; bond in default.
(k)	Illiquid security.
(l)	Acquired through exchange offer.
(m)	At July 31, 2014, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(n)	When-issued security.
(o)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
(p)	Consists of one or more classes of securities traded together as a unit.
(q)	Rate shown is the yield to maturity at July 31, 2014.
(r)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(s)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(t)	Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(u)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

Foreign Currency Forward Exchange Contracts Open at July 31, 2014:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank NA	EUR	276,756	MXN	4,900,000	08/06/14	$3
Citibank NA	EUR	289,751	PLN	1,200,000	08/06/14	(3,464)
Citibank NA	MXN	18,373,397		$1,413,751	08/06/14	24,140
Citibank NA	PLN	1,168,885		$384,570	08/06/14	10,011
Citibank NA	PLN	603,175		$196,538	08/06/14	3,256
Citibank NA	SEK	1,009,399		$147,339	08/06/14	1,013
Citibank NA	$	157,094	EUR	116,161	08/06/14	(1,548)
Citibank NA	$	411,640	NZD	474,483	08/06/14	(8,646)
Commonwealth Bank of Australia	CAD	3,550,000		$3,293,087	08/06/14	37,634
Deutsche Bank AG	CAD	2,678		$2,489	08/06/14	33
Deutsche Bank AG	EUR	7,542,868		$10,277,218	08/06/14	176,876
Deutsche Bank AG	EUR	460,000		$622,420	08/06/14	6,454
Deutsche Bank AG	EUR	370,000		$496,806	08/06/14	1,354
Deutsche Bank AG	SEK	4,200,000		$615,917	08/06/14	7,068
Deutsche Bank AG	$	26,259	AUD	28,125	08/06/14	(124)
Deutsche Bank AG	$	286,273	AUD	306,615	08/06/14	(1,355)
Deutsche Bank AG	$	177,243	CAD	190,750	08/06/14	(2,320)
Deutsche Bank AG	$	1,115,528	EUR	818,548	08/06/14	(19,444)
Deutsche Bank AG	$	79,009	EUR	57,975	08/06/14	(1,377)
Deutsche Bank AG	ZAR	4,957,902		$462,702	08/06/14	492
HSBC Bank PLC	AUD	2,105,647		$1,974,076	08/06/14	17,434
HSBC Bank PLC	HUF	117,639,801		$517,340	08/06/14	15,515
HSBC Bank PLC	NZD	3,932,978		$3,455,750	08/06/14	115,339
JPMorgan Chase Bank NA	$	626,398	BRL	1,400,000	08/06/14	(9,682)
Royal Bank of Canada	$	2,602,160	CAD	2,800,000	08/06/14	(34,479)
State Street Bank and Trust Co.	CHF	235,000		$258,856	08/06/14	257
State Street Bank and Trust Co.	GBP	230,000		$389,441	08/06/14	1,138
State Street Bank and Trust Co.	HUF	59,800,000		$257,612	08/06/14	2,519
State Street Bank and Trust Co.	SEK	5,300,000		$768,374	08/06/14	65
State Street Bank and Trust Co.	SGD	1,600,000		$1,286,163	08/06/14	3,598
State Street Bank and Trust Co.	$	1,287,891	MYR	4,100,000	08/06/14	(5,243)
UBS AG	BRL	2,460,000		$1,101,410	08/06/14	17,752
UBS AG	BRL	1,300,000		$582,046	08/06/14	9,381
UBS AG	CAD	555,593		$517,606	08/06/14	8,111
UBS AG	CHF	1,222,040		$1,370,277	08/06/14	25,519
UBS AG	EUR	455,185		$620,363	08/06/14	10,843
UBS AG	EUR	789,069		$1,056,942	08/06/14	332
UBS AG	HKD	4,113,645		$530,766	08/06/14	(26)
UBS AG	HUF	85,000,000		$372,123	08/06/14	9,532
UBS AG	MXN	1,147,779		$88,238	08/06/14	1,430
UBS AG	PLN	1,921,728		$626,828	08/06/14	11,027
UBS AG	SEK	10,285,496		$1,514,299	08/06/14	23,272
UBS AG	$	10,076,232	GBP	5,900,884	08/06/14	(113,932)
UBS AG	$	5,599,597	JPY	568,835,101	08/06/14	(69,615)
UBS AG	$	2,170,646	KRW	2,215,730,000	08/06/14	(15,189)
UBS AG	$	243,481	MYR	775,000	08/06/14	(1,029)
Westpac Banking Corp.	EUR	260,000		$349,332	08/06/14	1,177
Westpac Banking Corp.	NZD	220,000		$187,106	08/06/14	253

Net Unrealized Appreciation						$255,355

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

Futures Contracts Open at July 31, 2014:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
29	Long	U.S. Treasury Ultra Long Bond, Sep-14	$4,374,469	$20,373
12	Long	Canadian 10 yr. Bond, Sep-14	1,506,672	15,912
9	Long	U.S. Treasury Long Bond, Sep-14	1,236,656	(3,750)
1	Long	Australian 10 yr. Bond, Sep-14	112,347	(525)
4	Short	U.S. Treasury 2 yr. Note, Sep-14	(877,688)	(125)
10	Short	German Euro Bund, Sep-14	(1,981,660)	(41,875)
92	Short	U.S. Treasury 5 yr. Note, Sep-14	(10,932,906)	69,781
83	Short	U.S. Treasury 10 yr. Note, Sep-14	(10,342,578)	54,680

		Net Unrealized Appreciation		$114,471

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

Credit Default Swap Agreements Open at July 31, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	$395	1.00%	3/20/19	$(6,562)	$7,581	$1,019	BBB+
Barclays Bank PLC Yum! Brands, Inc.	Buy	400	1.00	12/20/18	(2,729)	(6,943)	(9,672)	BBB
Morgan Stanley & Co., LLC* CDX.NA.IG.22	Buy	2,700	1.00	6/20/19	6,988	(55,279)	(48,291)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.21	Buy	3,341	5.00	12/20/18	15,958	(277,643)	(261,685)	NR

Total Credit Default Swaps		$6,836			$13,655	$(332,284)	$(318,629)

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments ¡ July 31, 2014 (unaudited) continued

Interest Rate Swap Agreements Open at July 31, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA		$1,480	3 Month LIBOR	Receive	2.04%	02/13/23	$43,905
Deutsche Bank AG		1,085	3 Month LIBOR	Receive	2.80	05/01/43	95,186
Goldman Sachs International	CAD	3,760	3 Month CDOR	Pay	2.04	01/22/19	26,867
Goldman Sachs International		$1,960	3 Month LIBOR	Receive	2.09	02/15/23	50,065
Goldman Sachs International	CAD	2,050	3 Month CDOR	Receive	2.95	01/22/24	(65,717)
JPMorgan Chase Bank NA		$6,343	3 Month LIBOR	Receive	1.14	07/23/17	8,597
Morgan Stanley & Co., LLC*		4,030	3 Month LIBOR	Receive	1.79	01/24/19	(8,035)
Morgan Stanley & Co., LLC*		2,200	3 Month LIBOR	Pay	2.96	01/24/24	61,347
Royal Bank of Canada		2,080	3 Month LIBOR	Receive	2.06	02/06/23	57,413
UBS AG		1,100	3 Month LIBOR	Receive	2.90	05/13/43	75,767

			Net Unrealized Appreciation				$345,395

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
NR	Not Rated.
CDOR	Canadian Dealer Offered Rate.
LIBOR	London Interbank Offered Rate.

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CNY	Chinese Yuan Renminbi.
COP	Colombian Peso.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
HUF	Hungarian Forint.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NZD	New Zealand Dollar.
PLN	Polish Zloty.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Portfolio of Investments ¡ July 31, 2014 (unaudited)

Valuation of Investments: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$48,843,763	$—	†	$48,843,763 †
Sovereign	—	43,084,090	—		43,084,090
Agency Fixed Rate Mortgages	—	268,005	—		268,005
Asset-Backed Securities	—	1,159,745	—		1,159,745
Collateralized Mortgage Obligations – Agency Collateral Series	—	1,861,254	—		1,861,254
Commercial Mortgage-Backed Securities	—	6,221,860	—		6,221,860
Mortgages – Other	—	19,777,517	—		19,777,517
U.S. Treasury Security	—	1,372,225	—		1,372,225
Variable Rate Senior Loan Interests	—	1,472,223	—		1,472,223
Total Fixed Income Securities	—	124,060,682	—	†	124,060,682 †
Convertible Preferred Stocks	325,904	—	—		325,904
Short-Term Investments
U.S. Treasury Securities	—	245,994	—		245,994
Investment Company	12,298,588	—	—		12,298,588
Repurchase Agreements	—	1,629,856	—		1,629,856
Total Short-Term Investments	12,298,588	1,875,850	—		14,174,438
Foreign Currency Forward Exchange Contracts	—	542,828	—		542,828
Futures Contracts	160,746	—	—		160,746
Credit Default Swap Agreements	—	22,946	—		22,946
Interest Rate Swap Agreements	—	419,147	—		419,147
Total Assets	12,785,238	126,921,453	—	†	139,706,691 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(287,473)	—		(287,473)
Futures Contracts	(46,275)	—	—		(46,275)
Credit Default Swap Agreements	—	(9,291)	—		(9,291)
Interest Rate Swap Agreements	—	(73,752)	—		(73,752)
Total Liabilities	(46,275)	(370,516)	—		(416,791)
Total	$12,738,963	$126,550,937	$—	†	$139,289,900 †

† Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2014, the Fund did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—

Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of July 31, 2014	$—

† Includes one security which is valued at zero.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

September 18, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

September 18, 2014